Transaction Costs - Summary of Transaction Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transaction Costs [Abstract]
Transaction costs	$ 6,818	$ 7,569	$ 0
Total transaction costs	$ 6,818	$ 7,569	$ 0